RIGHT OF USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Right Of Use Asset And Lease Liability [Abstract]
Schedule of Changes in Right of Use Assets and Lease Liabilities	Changes in right of use assets and lease liabilities as of December 31, 2024 and 2023 are as follows:

	2024	2023
Lease liabilities:
As of the beginning of the year	8,683,029	7,225,911
Additions	290,390	154,795
Financial adjustments	556,625	781,604
Foreign Exchange gain /(losses)	1,084,886	9,302,052
Gain on net monetary position	(4,513,220)	(6,689,155)
Deletions	(1,179,113)	-
Payments	(1,735,954)	(2,092,178)
As of the end of the year	3,186,643	8,683,029

Right of use assets:
As of the beginning of the year	5,545,007	7,124,046
Additions	290,390	154,795
Deletions	(1,253,208)	-
Depreciation	(1,405,791)	(1,733,834)
As of the end of the year	3,176,398	5,545,007